Related Party Transactions - Balances with related parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Related Party Transactions
Amounts due from related parties	¥ 41,588	$ 5,698	¥ 18,319
Related Party
Related Party Transactions
Other current liabilities	6,825	$ 935	26,032
Related Party | Tencent Group
Related Party Transactions
Amounts due from related parties	6,601		2,260
Other current liabilities	4,863		7,237
Related Party | Kuaishou Group
Related Party Transactions
Amounts due from related parties	11,313		2,492
Other current liabilities	1,962		4,174
Related Party | Mianbi
Related Party Transactions
Amounts due from related parties	¥ 23,674		13,567
Other current liabilities			¥ 14,621